FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 31, 2020	May 02, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2012	Oct. 16, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 5,536	$ 5,738
Proceeds			0	0
Repayments			(353)	(281)
Amortization and other			(2)	107
Borrowings			5,155	5,536	$ 5,738
Debt (note 25b)			(20)	(375)	(43)
Non-current portion of non-current borrowings			5,135	5,161	5,695
Proceeds from current borrowings			0	0
Proceeds from non-current borrowings			0	0
Less: Repayments of current borrowings			0	0
Repayments of non-current borrowings			(379)	(309)
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings			5,116
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			1,079	1,079
Proceeds			0	0
Repayments			(337)	0
Amortization and other			2	0
Borrowings			744	1,079	1,079
Debt (note 25b)			$ 0	(336)
Borrowings, interest rate (as percent)			385.00%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 395	395
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			395	395	395
Notional amount			$ 400	400
Borrowings, interest rate (as percent)			580.00%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 594	594
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			594	594	594
Notional amount			$ 600	600
Borrowings, interest rate (as percent)			635.00%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,080	1,326
Proceeds			0	0
Repayments			0	(248)
Amortization and other			1	2
Borrowings			1,081	1,080	1,326
5.7% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			842	842
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			842	842	842
Notional amount			850	850
Borrowings, interest rate (as percent)									5.70%
BPDAF notes due 2019
Disclosure of detailed information about borrowings [line items]
Repayments			(248)			$ (152)
Borrowings, interest rate (as percent)										4.95%
BNAF notes due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings			250
Borrowings			250	250
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings			850
Borrowings			850	850
Borrowings, interest rate (as percent)										5.95%
Capital leases
Disclosure of detailed information about borrowings [line items]
Borrowings			96	19
Proceeds			0	0
Repayments			(26)	(28)
Amortization and other			(4)	105
Borrowings			66	96	19
Debt (note 25b)			(13)	(25)
Nevada Gold Mines Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			32
Borrowings			18	32
Loulo Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			32
Borrowings			28	32
Lumwana Capital Lease [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			10
Borrowings			8	10
Pascua-Lama Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings			6
Borrowings			2	6
Porgera Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings			5
Borrowings			2	5
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings			594	598
Proceeds			0	0
Repayments			(2)	(4)
Amortization and other			(2)	0
Borrowings			590	594	598
Debt (note 25b)			(7)	0
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			842	842
Proceeds			0	0
Repayments			0	0
Amortization and other			1	0
Borrowings			843	842	842
Notional amount			850	850
4.10%/5.75% notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,000
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			14	43
Proceeds			0	0
Repayments	$ (14)		(14)	(29)	(28)	$ (28)	$ (29)	$ (14)
Amortization and other			0	0
Borrowings			0	14	$ 43
Debt (note 25b)			0	(14)
Total notes and leases [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			$ (379)	$ (309)